Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	CANNAPHARMARX, INC.
Entity Central Index Key	0001081938
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2020
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
State of Incorporation	DE